Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract [Text Block]
4.	Fully Benefit-Responsive Investment Contracts
The Plan holds investments in a separately managed stable value account that is managed by Galliard Capital Management. The separately managed account holds (1) an investment in the Short-Term Investment Fund II (SEI Trust Company sponsored CIT), and (2) a portfolio of investment contracts, valued at $214,677,784 and $232,921,178 at December 31, 2025 and 2024, respectively. The investment contracts meet the fully benefit-responsive investment criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by Participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and less administrative expenses.
The investment contracts (also referred to herein as “wrapper contracts”) are issued by the following insurance companies (also referred to herein as “contract issuer(s)”):

•	American General Life Insurance Company (“AGL”)

•	Transamerica Life Insurance Company (“Transamerica”)

•	Voya Retirement Insurance and Annuity Company (“Voya”)

•	Massachusetts Mutual Life Insurance Company (“Mass Mutual”)

•	Metropolitan Tower Life Insurance Company (“Met Life”)
As of December 31, 2025 and 2024, the underlying investments of the AGL, Mass Mutual, Transamerica, Voya, and Met Life contracts are holdings in collective trust funds. The investment contracts include wrapper contracts, which are agreements for the contract issuer to make payments to the Plan under certain circumstances. The wrapper contracts typically include certain conditions and limitations on the underlying assets owned by the Plan. The wrapper contracts are designed to accrue interest based on crediting rates calculated under the terms of the wrapper contracts, and also provide a guarantee that the crediting rate will not fall below zero percent. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance are passed through to the Plan through adjustments to future wrapper contract crediting rates. Formulas are provided in each contract that adjusts renewal crediting rates to recognize the difference between the fair value of the underlying assets and the contract value. Crediting rates are reset at least quarterly.
The Plan’s ability to receive amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party contract issuer’s ability to meet its financial obligations. The contract issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events might limit the ability of the Plan to transact at contract value. Investment contracts generally provide for withdrawals associated with certain events which are not in the ordinary course of operations. These withdrawals may be paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events which may trigger a market value adjustment; such events may include all or a portion of the following:

•	material amendments to the Plan’s structure or administration;

•	changes to the Plan’s competing investment options including the elimination of equity wash provisions;

•	complete or partial termination of the stable value account, including a merger with another investment account;

•	the failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA;

•
the redemption of all or a portion of the stable value account held by a participating plan at the direction of the participating plan sponsor, including withdrawals due to the removal of a specifically identifiable group of employees from coverage under the participating plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit, or affiliate, the bankruptcy or insolvency of a Plan sponsor, the merger of the Plan with another plan, or the Plan sponsor’s establishment of another tax qualified defined contribution plan;

•	any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the stable value account or participating plans;

•	the delivery of any communication to Participants designed to influence a Participant’s decision to stop investing in this investment option; and

•	the addition of an Asset Allocation or Managed Account service without prior approval of the contract issuer, or a material change in such service.
No events are probable of occurring that might limit the ability of the Plan to transact at contract value on behalf of the Participants.
These investment contracts are evergreen contracts and contain termination provisions, allowing the contract issuer to terminate with notice, at any time at fair value, and providing for automatic termination of the investment contract if the contract value or the fair value of the underlying portfolio equals zero. The contract issuer is obligated to pay the excess contract value when the fair value is below contract value at the time of termination and termination was caused by certain events including fraud or misconduct related to the investment contracts, such as material misrepresentations. In addition, if the Plan defaults in its obligations under the investment contract (including the contract issuer’s determination that the agreement constitutes a non-exempt
prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the investment contract, then the investment contract may be terminated by the contract issuer and the Plan will receive the fair value as of the date of termination.